Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Average					Company
					Summary	Average	Value of Initial Fixed			Selected
	Summary	Summary			Compensation	Compensation	$100 Investment			Measure
	Compensation	Compensation	Compensation	Compensation	Table Total	Actually Paid	Based On:		Net	Adjusted
	Table Total	Table Total for	Actually	Actually Paid to	Paid	to		Peer	Income (loss)	EBITDA
	for	Mr.	Paid to	Mr.	to non-PEO	non-PEO		Group	(in	(in
	Mr. Les(1)	McGonegal(2)	Mr. Les(3)	McGonegal(3)	NEOs(4)	NEOs(3)(4)	TSR	TSR	thousands)	thousands)(9)
Year	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)
2025	3,460,222	—	19,491,919	—	6,115,375	14,819,967	74.57	92.95(5)	(663,181)	12,956
2024	83,532,328	—	55,439,295	—	36,724,800	26,210,124	911.61	383.88(6)	109,401	463,189
2023	13,490,590	—	42,806,252	—	9,658,511	18,573,480	1,381.25	146.52(7)	(49,472)	214,021
2022	21,500,269	—	4,979,102	—	7,788,383	377,785	302.68	105.56(8)	(509,553)	(67,193)
2021	21,876,868	18,196,470	23,262,732	10,634,670	17,197,333	12,682,777	1,993.75	134.57(8)	(15,437)	74,909
(1)Mr. Les became the CEO of Riot and its PEO on February 8, 2021, succeeding Jeffrey McGonegal. Amounts reported for 2021 include all compensation paid to Mr. Les during the year, as reported on the Summary Compensation Table (“SCT”), in their entirety.
(2)Mr. McGonegal served as Riot’s CEO from February 15, 2019, and as CEO and Chief Financial Officer (principal financial officer) from his appointment as of August 15, 2019 until he was succeeded by Mr. Les as CEO. Thereafter, Mr. McGonegal continued in his role as Chief Financial Officer until his retirement and transition to his present role as Senior Advisor to the Company as of September 26, 2022. Accordingly, the amounts reported for 2021 include the total compensation paid to Mr. McGonegal for 2021, as reported on the SCT, in their entirety.
(3)Compensation Actually Paid (“CAP”) reflects the total compensation reported in the SCT for the applicable year adjusted to include or exclude the amounts shown in the tables below:

PEO SCT to CAP Reconciliation – Jason Les

		Bonus and Non-	Equity-		Summary
		Equity Incentive	Based	All Other	Compensation	Exclusion of	Inclusion of	Compensation
	Salary(i)	Compensation(i)	Awards(ii)	Compensation(iii)	Table Total	Stock Awards	Equity Values(iv)	Actually Paid
Year	($)	($)	($)	($)	($)	($)	($)	($)
2025	1,584,337	1,827,581	—	48,304	3,460,222	—	16,031,697	19,491,919
2024	1,334,219	2,893,957	79,263,056	41,096	83,532,328	(79,263,056)	51,170,023	55,439,295
2023	963,807	1,496,478	10,991,245	39,060	13,490,590	(10,991,245)	40,306,907	42,806,252
2022	679,757	511,225	20,297,175	12,111	21,500,269	(20,297,175)	3,776,008	4,979,102
2021	631,887	1,085,963	20,155,500	3,518	21,876,868	(20,155,500)	21,541,364	23,262,732

PEO SCT to CAP Reconciliation – Jeffrey McGonegal (former PEO)

		Bonus and Non-	Equity-		Summary
		Equity Incentive	Based	All Other	Compensation	Exclusion of	Inclusion of	Compensation
	Salary	Compensation	Awards(ii)	Compensation(iii)	Table Total	Stock Awards	Equity Values(iv)	Actually Paid
Year	($)	($)	($)	($)	($)	($)	($)	($)
2021	354,077	601,931	17,229,300	11,162	18,196,470	(17,229,300)	9,667,500	10,634,670

Average NEO SCT to CAP Reconciliation – (Non-PEO)(4)

		Bonus and Non-	Equity-		Summary
		Equity Incentive	Based		Compensation	Exclusion of	Inclusion of	Compensation
	Salary(i)	Compensation(i)	Awards(ii)	All Other	Table Total	Stock Awards	Equity Values(iv)	Actually Paid
Year	($)	($)	($)	Compensation(iii)	($)	($)	($)	($)
2025	711,719	924,151	5,952,643	15,022	6,115,375	(4,464,482)	13,169,074	14,819,967
2024	703,788	1,126,913	34,632,291	12,942	36,724,800	(34,632,291)	24,117,615	26,210,124
2023	561,199	833,494	8,243,419	20,399	9,658,511	(8,243,419)	17,158,388	18,573,480
2022	394,767	330,174	7,055,718	7,724	7,788,383	(7,055,718)	(354,880)	377,785
2021	312,057	502,159	16,355,155	27,962	17,197,333	(16,355,155)	11,840,599	12,682,777
(i)Includes cash and Bitcoin compensation, as identified and explained in greater detail in the SCT and the accompanying notes.
(ii)Represents the value, calculated in accordance with FASB ASC Topic 718, of equity compensation paid during the indicated year under the 2019 Equity Plan, as reported in the SCT and the accompanying notes.
(iii)Represents All Other Compensation paid during the indicated year, as reported in the SCT.
(iv)The amounts in Inclusion of Equity Values in the tables above are derived from the amounts set forth in the Fair Value Equity Awards tables below.

PEO Fair Value Equity Awards – Jason Les

					Fair Value at the
				Change in Fair	End of the Prior
	Year End Fair Value	Change in Fair	Vesting-Date Fair	Value from Prior	Year of Equity
	of Equity Awards	Value from Prior	Value of Equity	Year to Vesting Date	Awards that Failed
	Granted During the	Year to Current	Awards Granted	of Unvested Equity	to Meet Vesting
	Year That Remained	Year of Unvested	During Year that	Awards that Vested	Conditions in	Total Inclusion of
	Unvested as of Year	Equity Awards	Vested During Year	During Year	the Year	Equity Values
Year	($)	($)	($)	($)	($)	($)
2025	—	15,833,229	—	198,468	—	16,031,697
2024	62,593,957	(2,592,412)	—	(8,831,522)	—	51,170,023
2023	8,577,496	18,074,579	—	13,654,832	—	40,306,907
2022	10,074,294	(5,706,698)	—	(591,588)	—	3,776,008
2021	8,513,312	—	2,461,784	10,566,268	—	21,541,364

PEO Fair Value Equity Awards – Jeffrey McGonegal (former PEO)

Fair Value at the
				Change in Fair	End of the Prior
	Year End Fair Value	Change in Fair	Vesting-Date Fair	Value from Prior	Year of Equity
	of Equity Awards	Value from Prior	Value of Equity	Year to Vesting Date	Awards that Failed
	Granted During the	Year to Current	Awards Granted	of Unvested Equity	to Meet Vesting
	Year That Remained	Year of Unvested	During Year that	Awards that Vested	Conditions in	Total Inclusion of
	Unvested as of Year	Equity Awards	Vested During Year	During Year	the Year	Equity Values
Year	($)	($)	($)	($)	($)	($)
2021	7,212,590	—	2,119,770	335,140	—	9,667,500

Average NEO Fair Value Equity Awards (Non-PEO)(4)

					Fair Value at the
				Change in Fair	End of the Prior
	Year End Fair Value	Change in Fair	Vesting-Date Fair	Value from Prior	Year of Equity
	of Equity Awards	Value from Prior	Value of Equity	Year to Vesting Date	Awards that Failed
	Granted During the	Year to Current	Awards Granted	of Unvested Equity	to Meet Vesting
	Year That Remained	Year of Unvested	During Year that	Awards that Vested	Conditions in	Total Inclusion of
	Unvested as of Year	Equity Awards	Vested During Year	During Year	the Year	Equity Values
Year	($)	($)	($)	($)	($)	($)
2025	7,189,962	5,588,070	295,074	95,969	—	13,169,074
2024	29,077,968	(1,944,304)	—	(3,016,049)	—	24,117,615
2023	6,433,111	5,900,613	—	4,824,664	—	17,158,388
2022	3,348,135	(3,358,597)	27,606	(372,024)	—	(354,880)
2021	6,756,031	—	1,845,779	3,238,789	—	11,840,599

(4)The non-PEO NEOs reflected represent the following individuals for each fiscal year shown: 2025 – Mr. Yi, Mr. Yee, Mr. Gibbs, and Mr. Howell; 2024 – Mr. Yi, Mr. Yee, Mr. Jackman, and Mr. Chung; 2023 – Mr. Yi, Mr. Yee, Mr. Jackman, and Mr. Chung; 2022 – Mr. Yi, Mr. McGonegal, Mr. Yee, Mr. Jackman, and Chad Everett Harris; and 2021 – Mr. Yi, Mr. McGonegal, Mr. Jackman, and Megan Brooks.
(5)Cumulative TSR for 2025 represents the investment of $100 as of December 31, 2020, in those members of our 2025 Peer Group, with available publicly traded market data as of, and subsequent to, December 31, 2020 consisting of A10 Networks (ATEN), AppFolio, Inc. (APPF), Cleanspark, Inc. (CLSK), Fastly, Inc. (FSLY), Hut 8 Corp. (HUT), MARA Holdings Inc. (MARA), MicroStrategy, Inc. (MSTR), Rapid7, Inc. (RPD), Repay Holdings Corp. (RPAY), and TeraWulf Inc. (WULF) representing the investment of $100 as of December 31, 2020, assuming reinvestment of any dividends. For further information on the Company’s Peer Group in 2025 and 2026, see the “Compensation Discussion and Analysis – Factors Considered in Setting Compensation and Role of Peer Data” section of this Proxy Statement.
(6)Cumulative TSR for 2024 represents the investment of $100 as of December 31, 2019, in those members of our 2024 Peer Group, with available publicly traded market data as of, and subsequent to, December 31, 2019 consisting of MARA Holdings, Inc. (MARA), Hut 8 Corp. (HUT), CleanSpark, Inc. (CLSK), HIVE Digital Technologies, Ltd. (HIVE), Bit Digital, Inc. (BTBT), TeraWulf Inc. (WULF), and Mawson Infrastructure Group, Inc. (MIGI), assuming reinvestment of any dividends.
(7)Cumulative TSR for 2023 represents the investment of $100 as of December 31, 2019, in those members of our 2023 Peer Group, with available publicly traded market data as of, and subsequent to, December 31, 2018, consisting of Marathon Digital Holdings, Inc. (MARA), Hut 8 Corp. (HUT), CleanSpark, Inc. (CLSK), Greenidge Generation Holdings Inc. (GREE), HIVE Digital Technologies, Ltd. (HIVE), Bit Digital, Inc. (BTBT), TeraWulf Inc. (WULF), and Mawson Infrastructure Group, Inc. (MIGI), assuming reinvestment of any dividends.
(8)For 2022 and 2021, reflects cumulative TSR of the RUSSELL 2000 Index, as of December 31, 2022, weighted according to capitalization at the beginning of each period for which a return is indicated. As disclosed elsewhere in this Proxy Statement, prior to January 1, 2023, due to the nascence of our industry, we did not compare our performance against a self-constructed peer group or use a Published Industry Index. We established a peer group as of 2023. Due to the establishment of our Peer Group, for the year 2023, the cumulative TSR reflected represents the investment of $100 as of December 31, 2019 in those members of our Peer Group, including reinvestment of any dividends, with available publicly traded market data as of, and subsequent to, December 31, 2018, as disclosed in our Annual Report on Form 10-K for the year ended December 31, 2023.
(9)Adjusted EBITDA is a Non-GAAP financial measure used by the Board to assess performance. It is defined as our EBITDA, adjusted to eliminate the effects of certain non-cash and/or non-recurring items, that do not reflect our ongoing strategic business operations. It is presented as a supplement to, and not as a substitute for, or as superior to, the comparable measure under GAAP, Net Income. Adjusted EBITDA has limitations as an analytical tool, and investors should not place undue weight on it when assessing the Company’s performance. See Appendix A for reconciliations of Net Income (GAAP) to Adjusted EBITDA (Non-GAAP).

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote

					Average					Company
					Summary	Average	Value of Initial Fixed			Selected
	Summary	Summary			Compensation	Compensation	$100 Investment			Measure
	Compensation	Compensation	Compensation	Compensation	Table Total	Actually Paid	Based On:		Net	Adjusted
	Table Total	Table Total for	Actually	Actually Paid to	Paid	to		Peer	Income (loss)	EBITDA
	for	Mr.	Paid to	Mr.	to non-PEO	non-PEO		Group	(in	(in
	Mr. Les(1)	McGonegal(2)	Mr. Les(3)	McGonegal(3)	NEOs(4)	NEOs(3)(4)	TSR	TSR	thousands)	thousands)(9)
Year	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)
2025	3,460,222	—	19,491,919	—	6,115,375	14,819,967	74.57	92.95(5)	(663,181)	12,956
2024	83,532,328	—	55,439,295	—	36,724,800	26,210,124	911.61	383.88(6)	109,401	463,189
2023	13,490,590	—	42,806,252	—	9,658,511	18,573,480	1,381.25	146.52(7)	(49,472)	214,021
2022	21,500,269	—	4,979,102	—	7,788,383	377,785	302.68	105.56(8)	(509,553)	(67,193)
2021	21,876,868	18,196,470	23,262,732	10,634,670	17,197,333	12,682,777	1,993.75	134.57(8)	(15,437)	74,909
(1)Mr. Les became the CEO of Riot and its PEO on February 8, 2021, succeeding Jeffrey McGonegal. Amounts reported for 2021 include all compensation paid to Mr. Les during the year, as reported on the Summary Compensation Table (“SCT”), in their entirety.
(2)Mr. McGonegal served as Riot’s CEO from February 15, 2019, and as CEO and Chief Financial Officer (principal financial officer) from his appointment as of August 15, 2019 until he was succeeded by Mr. Les as CEO. Thereafter, Mr. McGonegal continued in his role as Chief Financial Officer until his retirement and transition to his present role as Senior Advisor to the Company as of September 26, 2022. Accordingly, the amounts reported for 2021 include the total compensation paid to Mr. McGonegal for 2021, as reported on the SCT, in their entirety.

					Fair Value at the
				Change in Fair	End of the Prior
	Year End Fair Value	Change in Fair	Vesting-Date Fair	Value from Prior	Year of Equity
	of Equity Awards	Value from Prior	Value of Equity	Year to Vesting Date	Awards that Failed
	Granted During the	Year to Current	Awards Granted	of Unvested Equity	to Meet Vesting
	Year That Remained	Year of Unvested	During Year that	Awards that Vested	Conditions in	Total Inclusion of
	Unvested as of Year	Equity Awards	Vested During Year	During Year	the Year	Equity Values
Year	($)	($)	($)	($)	($)	($)
2025	7,189,962	5,588,070	295,074	95,969	—	13,169,074
2024	29,077,968	(1,944,304)	—	(3,016,049)	—	24,117,615
2023	6,433,111	5,900,613	—	4,824,664	—	17,158,388
2022	3,348,135	(3,358,597)	27,606	(372,024)	—	(354,880)
2021	6,756,031	—	1,845,779	3,238,789	—	11,840,599

Peer Group Issuers, Footnote
(5)Cumulative TSR for 2025 represents the investment of $100 as of December 31, 2020, in those members of our 2025 Peer Group, with available publicly traded market data as of, and subsequent to, December 31, 2020 consisting of A10 Networks (ATEN), AppFolio, Inc. (APPF), Cleanspark, Inc. (CLSK), Fastly, Inc. (FSLY), Hut 8 Corp. (HUT), MARA Holdings Inc. (MARA), MicroStrategy, Inc. (MSTR), Rapid7, Inc. (RPD), Repay Holdings Corp. (RPAY), and TeraWulf Inc. (WULF) representing the investment of $100 as of December 31, 2020, assuming reinvestment of any dividends. For further information on the Company’s Peer Group in 2025 and 2026, see the “Compensation Discussion and Analysis – Factors Considered in Setting Compensation and Role of Peer Data” section of this Proxy Statement.
(6)Cumulative TSR for 2024 represents the investment of $100 as of December 31, 2019, in those members of our 2024 Peer Group, with available publicly traded market data as of, and subsequent to, December 31, 2019 consisting of MARA Holdings, Inc. (MARA), Hut 8 Corp. (HUT), CleanSpark, Inc. (CLSK), HIVE Digital Technologies, Ltd. (HIVE), Bit Digital, Inc. (BTBT), TeraWulf Inc. (WULF), and Mawson Infrastructure Group, Inc. (MIGI), assuming reinvestment of any dividends.
(7)Cumulative TSR for 2023 represents the investment of $100 as of December 31, 2019, in those members of our 2023 Peer Group, with available publicly traded market data as of, and subsequent to, December 31, 2018, consisting of Marathon Digital Holdings, Inc. (MARA), Hut 8 Corp. (HUT), CleanSpark, Inc. (CLSK), Greenidge Generation Holdings Inc. (GREE), HIVE Digital Technologies, Ltd. (HIVE), Bit Digital, Inc. (BTBT), TeraWulf Inc. (WULF), and Mawson Infrastructure Group, Inc. (MIGI), assuming reinvestment of any dividends.
(8)For 2022 and 2021, reflects cumulative TSR of the RUSSELL 2000 Index, as of December 31, 2022, weighted according to capitalization at the beginning of each period for which a return is indicated. As disclosed elsewhere in this Proxy Statement, prior to January 1, 2023, due to the nascence of our industry, we did not compare our performance against a self-constructed peer group or use a Published Industry Index. We established a peer group as of 2023. Due to the establishment of our Peer Group, for the year 2023, the cumulative TSR reflected represents the investment of $100 as of December 31, 2019 in those members of our Peer Group, including reinvestment of any dividends, with available publicly traded market data as of, and subsequent to, December 31, 2018, as disclosed in our Annual Report on Form 10-K for the year ended December 31, 2023.

Adjustment To PEO Compensation, Footnote

PEO SCT to CAP Reconciliation – Jason Les

		Bonus and Non-	Equity-		Summary
		Equity Incentive	Based	All Other	Compensation	Exclusion of	Inclusion of	Compensation
	Salary(i)	Compensation(i)	Awards(ii)	Compensation(iii)	Table Total	Stock Awards	Equity Values(iv)	Actually Paid
Year	($)	($)	($)	($)	($)	($)	($)	($)
2025	1,584,337	1,827,581	—	48,304	3,460,222	—	16,031,697	19,491,919
2024	1,334,219	2,893,957	79,263,056	41,096	83,532,328	(79,263,056)	51,170,023	55,439,295
2023	963,807	1,496,478	10,991,245	39,060	13,490,590	(10,991,245)	40,306,907	42,806,252
2022	679,757	511,225	20,297,175	12,111	21,500,269	(20,297,175)	3,776,008	4,979,102
2021	631,887	1,085,963	20,155,500	3,518	21,876,868	(20,155,500)	21,541,364	23,262,732

PEO SCT to CAP Reconciliation – Jeffrey McGonegal (former PEO)

		Bonus and Non-	Equity-		Summary
		Equity Incentive	Based	All Other	Compensation	Exclusion of	Inclusion of	Compensation
	Salary	Compensation	Awards(ii)	Compensation(iii)	Table Total	Stock Awards	Equity Values(iv)	Actually Paid
Year	($)	($)	($)	($)	($)	($)	($)	($)
2021	354,077	601,931	17,229,300	11,162	18,196,470	(17,229,300)	9,667,500	10,634,670

PEO Fair Value Equity Awards – Jason Les

					Fair Value at the
				Change in Fair	End of the Prior
	Year End Fair Value	Change in Fair	Vesting-Date Fair	Value from Prior	Year of Equity
	of Equity Awards	Value from Prior	Value of Equity	Year to Vesting Date	Awards that Failed
	Granted During the	Year to Current	Awards Granted	of Unvested Equity	to Meet Vesting
	Year That Remained	Year of Unvested	During Year that	Awards that Vested	Conditions in	Total Inclusion of
	Unvested as of Year	Equity Awards	Vested During Year	During Year	the Year	Equity Values
Year	($)	($)	($)	($)	($)	($)
2025	—	15,833,229	—	198,468	—	16,031,697
2024	62,593,957	(2,592,412)	—	(8,831,522)	—	51,170,023
2023	8,577,496	18,074,579	—	13,654,832	—	40,306,907
2022	10,074,294	(5,706,698)	—	(591,588)	—	3,776,008
2021	8,513,312	—	2,461,784	10,566,268	—	21,541,364

PEO Fair Value Equity Awards – Jeffrey McGonegal (former PEO)

Fair Value at the
				Change in Fair	End of the Prior
	Year End Fair Value	Change in Fair	Vesting-Date Fair	Value from Prior	Year of Equity
	of Equity Awards	Value from Prior	Value of Equity	Year to Vesting Date	Awards that Failed
	Granted During the	Year to Current	Awards Granted	of Unvested Equity	to Meet Vesting
	Year That Remained	Year of Unvested	During Year that	Awards that Vested	Conditions in	Total Inclusion of
	Unvested as of Year	Equity Awards	Vested During Year	During Year	the Year	Equity Values
Year	($)	($)	($)	($)	($)	($)
2021	7,212,590	—	2,119,770	335,140	—	9,667,500

Non-PEO NEO Average Total Compensation Amount	$ 6,115,375	$ 36,724,800	$ 9,658,511	$ 7,788,383	$ 17,197,333
Non-PEO NEO Average Compensation Actually Paid Amount	$ 14,819,967	26,210,124	18,573,480	377,785	12,682,777
Adjustment to Non-PEO NEO Compensation Footnote

Average NEO SCT to CAP Reconciliation – (Non-PEO)(4)

		Bonus and Non-	Equity-		Summary
		Equity Incentive	Based		Compensation	Exclusion of	Inclusion of	Compensation
	Salary(i)	Compensation(i)	Awards(ii)	All Other	Table Total	Stock Awards	Equity Values(iv)	Actually Paid
Year	($)	($)	($)	Compensation(iii)	($)	($)	($)	($)
2025	711,719	924,151	5,952,643	15,022	6,115,375	(4,464,482)	13,169,074	14,819,967
2024	703,788	1,126,913	34,632,291	12,942	36,724,800	(34,632,291)	24,117,615	26,210,124
2023	561,199	833,494	8,243,419	20,399	9,658,511	(8,243,419)	17,158,388	18,573,480
2022	394,767	330,174	7,055,718	7,724	7,788,383	(7,055,718)	(354,880)	377,785
2021	312,057	502,159	16,355,155	27,962	17,197,333	(16,355,155)	11,840,599	12,682,777
(i)Includes cash and Bitcoin compensation, as identified and explained in greater detail in the SCT and the accompanying notes.
(ii)Represents the value, calculated in accordance with FASB ASC Topic 718, of equity compensation paid during the indicated year under the 2019 Equity Plan, as reported in the SCT and the accompanying notes.
(iii)Represents All Other Compensation paid during the indicated year, as reported in the SCT.
(iv)The amounts in Inclusion of Equity Values in the tables above are derived from the amounts set forth in the Fair Value Equity Awards tables below.

Average NEO Fair Value Equity Awards (Non-PEO)(4)

					Fair Value at the
				Change in Fair	End of the Prior
	Year End Fair Value	Change in Fair	Vesting-Date Fair	Value from Prior	Year of Equity
	of Equity Awards	Value from Prior	Value of Equity	Year to Vesting Date	Awards that Failed
	Granted During the	Year to Current	Awards Granted	of Unvested Equity	to Meet Vesting
	Year That Remained	Year of Unvested	During Year that	Awards that Vested	Conditions in	Total Inclusion of
	Unvested as of Year	Equity Awards	Vested During Year	During Year	the Year	Equity Values
Year	($)	($)	($)	($)	($)	($)
2025	7,189,962	5,588,070	295,074	95,969	—	13,169,074
2024	29,077,968	(1,944,304)	—	(3,016,049)	—	24,117,615
2023	6,433,111	5,900,613	—	4,824,664	—	17,158,388
2022	3,348,135	(3,358,597)	27,606	(372,024)	—	(354,880)
2021	6,756,031	—	1,845,779	3,238,789	—	11,840,599

(4)The non-PEO NEOs reflected represent the following individuals for each fiscal year shown: 2025 – Mr. Yi, Mr. Yee, Mr. Gibbs, and Mr. Howell; 2024 – Mr. Yi, Mr. Yee, Mr. Jackman, and Mr. Chung; 2023 – Mr. Yi, Mr. Yee, Mr. Jackman, and Mr. Chung; 2022 – Mr. Yi, Mr. McGonegal, Mr. Yee, Mr. Jackman, and Chad Everett Harris; and 2021 – Mr. Yi, Mr. McGonegal, Mr. Jackman, and Megan Brooks.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Total Shareholder Return
Net Income
Adjusted EBITDA (Company Selected Measure)

Total Shareholder Return Amount	$ 74.57	911.61	1,381.25	302.68	1,993.75
Peer Group Total Shareholder Return Amount	92.95	383.88	146.52	105.56	134.57
Net Income (Loss)	$ (663,181,000)	$ 109,401,000	$ (49,472,000)	$ (509,553,000)	$ (15,437,000)
Company Selected Measure Amount	12,956,000	463,189,000	214,021,000	(67,193,000)	74,909,000
PEO Name	Jason Les
Measure:: 1
Pay vs Performance Disclosure
Name	Total Shareholder Return
Measure:: 2
Pay vs Performance Disclosure
Name	Net Income
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(9)Adjusted EBITDA is a Non-GAAP financial measure used by the Board to assess performance. It is defined as our EBITDA, adjusted to eliminate the effects of certain non-cash and/or non-recurring items, that do not reflect our ongoing strategic business operations. It is presented as a supplement to, and not as a substitute for, or as superior to, the comparable measure under GAAP, Net Income. Adjusted EBITDA has limitations as an analytical tool, and investors should not place undue weight on it when assessing the Company’s performance. See Appendix A for reconciliations of Net Income (GAAP) to Adjusted EBITDA (Non-GAAP).

Mr. Les
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 3,460,222	$ 83,532,328	$ 13,490,590	$ 21,500,269	$ 21,876,868
PEO Actually Paid Compensation Amount	19,491,919	55,439,295	42,806,252	4,979,102	23,262,732
Mr. McGonegal
Pay vs Performance Disclosure
PEO Total Compensation Amount					18,196,470
PEO Actually Paid Compensation Amount					10,634,670
PEO | Mr. Les
Pay vs Performance Disclosure
Salary	1,584,337	1,334,219	963,807	679,757	631,887
Bonus and Non- Equity Incentive Compensation	1,827,581	2,893,957	1,496,478	511,225	1,085,963
Equity - Based Awards		79,263,056	10,991,245	20,297,175	20,155,500
All Other Compensation	48,304	41,096	39,060	12,111	3,518
PEO | Mr. Les | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(79,263,056)	(10,991,245)	(20,297,175)	(20,155,500)
PEO | Mr. Les | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,031,697	51,170,023	40,306,907	3,776,008	21,541,364
PEO | Mr. Les | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		62,593,957	8,577,496	10,074,294	8,513,312
PEO | Mr. Les | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,833,229	(2,592,412)	18,074,579	(5,706,698)
PEO | Mr. Les | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					2,461,784
PEO | Mr. Les | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	198,468	(8,831,522)	13,654,832	(591,588)	10,566,268
PEO | Mr. McGonegal
Pay vs Performance Disclosure
Salary					354,077
Bonus and Non- Equity Incentive Compensation					601,931
Equity - Based Awards					17,229,300
All Other Compensation					11,162
PEO | Mr. McGonegal | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(17,229,300)
PEO | Mr. McGonegal | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					9,667,500
PEO | Mr. McGonegal | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					7,212,590
PEO | Mr. McGonegal | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					2,119,770
PEO | Mr. McGonegal | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					335,140
Non-PEO NEO
Pay vs Performance Disclosure
Salary	711,719	703,788	561,199	394,767	312,057
Bonus and Non- Equity Incentive Compensation	924,151	1,126,913	833,494	330,174	502,159
Equity - Based Awards	5,952,643	34,632,291	8,243,419	7,055,718	16,355,155
All Other Compensation	15,022	12,942	20,399	7,724	27,962
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,464,482)	(34,632,291)	(8,243,419)	(7,055,718)	(16,355,155)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,169,074	24,117,615	17,158,388	(354,880)	11,840,599
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,189,962	29,077,968	6,433,111	3,348,135	6,756,031
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,588,070	(1,944,304)	5,900,613	(3,358,597)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	295,074			27,606	1,845,779
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 95,969	$ (3,016,049)	$ 4,824,664	$ (372,024)	$ 3,238,789